Share-Based Payment	12 Months Ended
Dec. 31, 2012
Share-Based Payment
17.	SHARE-BASED PAYMENT

In March 2005, the Group adopted the 2005 Share Incentive Plan (the “Plan”) which allows the Group to offer a variety of incentive awards to employees and directors of the Group. For the year ended December 31, 2005, options to purchase 40,000,000 ordinary shares were authorized under the Plan. Under the terms of the Plan, options are generally granted at prices equal to the fair market value of the Group’s shares listed on NASDAQ and expire 10 years from the date of grant. The options vest in accordance with the terms of the agreement separately entered into by the Group and grantee at the time of the grant.

Share option

Prior to 2009, the Group granted 394,908 stock options to its employees, all of which were fully vested before December 31, 2008.

On April 21, 2011, the Group granted 1,800,000 share options to its director, independent directors and an external consultant. 50% of these share options vested on the grant date and 50% vested on April 21, 2012.

On June 30, 2011, the Group granted 36,870,000 share options to its employees. 25% of these share options vested on the grant date and 25% will be vest on each anniversary for the subsequent three years.

A summary of share option grants is as follows:

	Options granted	Exercise price per option	Option fair value at grant date	Intrinsic value per option at the grant date

April 21, 2011	1,800,000	$0.272	$0.272	$0.122
June 30, 2011	36,870,000	$0.254	$0.254	$0.104

Total	38,670,000

A summary of the share option activity is as follows:

	As of December 31, 2012
	Number of options	Weighted average exercise price per option	Weighted average remaining contractual life	Aggregate intrinsic Value as of December 31, 2012

Outstanding at January 1, 2012	38,801,636	$0.258	—	—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited or expired	(3,000,000)	$0.258	—	—

Outstanding	35,801,636	$0.279	8.5	—
Exercisable	19,976,636	$0.266	8.4	—
Vested and expected to vest	33,630,619	$0.258	8.5	—

The fair value of each option granted was estimated on the date of grant using the Black-Scholes-Merton option pricing model with the following assumptions used for grants during the applicable periods.

2011

Expected term of the option	5-6 years
Expected volatility of the underlying share	63.00%
Expected dividend yield on the underlying share	0.00%
Risk-free interest rate for the expected term of the option	2.73-2.91%

(1)	Expected term of the option

The expected term of an employee share option is the period of time for which the instrument is expected to be outstanding.

(2)	Expected volatility of the underlying share

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period comparable to the expected term of the options.

(3)	Expected dividend yield on the underlying share

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(4)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of PRC international government bonds with a maturity period close to the expected term of the options.

During 2010, 2011 and 2012, the Group recognized compensation expense of $nil, $2,172 and $1,170, respectively. No options were exercised during the years ended December 31, 2010, 2011 and 2012. The grant date fair value of options that vested were $nil, $1,518 and $1,459 during the years ended December 31, 2010, 2011 and 2012.

There was $1,683 of total unrecognized compensation expense related to unvested share options granted as of December 31, 2012. The expense is expected to be recognized over a weighted-average period of 1.5 years using the straight-line attribution method.